Employee Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [abstract]
Guaranteed deposits in banks	₩ 1,621,041	₩ 1,607,253